GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

Notes 1- GENERAL

Corporate History

With the vision to combat climate change and creating a better, cleaner and environmentally sustainable future Clean Energy HRS LLC a wholly owned subsidiary of Clean Energy Technologies, Inc. acquired the assets of Heat Recovery Solutions from General Electric International on September 11, 2015. The GE HRS asset acquisition and related financing transactions resulted in a change of control of the Company according to FASB No. 2014-17 Business Combinations (Topic 805). As a result, the transactions qualify as a business combination. In accordance with Topic 805, the Company elected to apply pushdown accounting, using the valuation date of December 31, 2015. As a result we recognized $747,976 in goodwill.

General Electric acquired the rights and 16 global patents to the magnetic bearing technology from Calnetix in October of 2010 and further developed the next generation of the waste heat generators, which was ultimately acquired by Clean Energy Technologies from GE. We completed our production facility post the acquisition in October of 2016. We consolidated our legacy and HRS operations and began our production in early 2017. In early 2018 we engaged with a large institutional equity partner and closed our first round of funding. We are successfully executing on our business strategy by increasing our market presence and broadening our product portfolio in the heat to power markets. We’re continuing to design, build and ship products to Europe, US, Canada, South East Pacific regions and planned expansion into Asia. We are continuing to build a strong back log and pipeline of opportunities while developing the next disruptive heat to power generators with the support of our new equity partners.

We have a sales and service center in Europe supporting new sales and existing installations in Europe.

We have also established a wholly owned subsidiary in Hong Kong for the purpose of acquiring and investing in China’s growing clean energy markets.

Going Concern

The financial statements have been prepared on a going concern basis, which contemplates continuity of operations, realization of assets and liquidation of liabilities in the normal course of business. The Company had a total stockholder’s deficit of $1,702,653 and a working capital deficit of $4,274,383 and an accumulated deficit of $17,423,930 as of December 31, 2021 and used $2,552,547 in net cash from operating activities for the year ended December 31, 2021. Therefore, there is substantial doubt about the ability of the Company to continue as a going concern. There can be no assurance that the Company will achieve its goals and reach profitable operations and is still dependent upon its ability (1) to obtain sufficient debt and/or equity capital and/or (2) to generate positive cash flow from operations.

Plan of Operation

Our marketing approach is to position CETY as a worldwide leader in the heat to power & energy efficiency markets by targeting industries that have wasted heat which could potentially turn into electricity.

We are leveraging our proprietary magnetic bearing turbine technology and over 100 installation with 1 million fleet operating to increase our market share in low to medium temperature waste heat recovery markets.

We utilize both a direct sales force and global distribution group with expertise in heat recovery solutions and clean energy markets. We have also established relationships with integrators, consultant and project developers and integrated solution providers.

We plan to leverage our core expertise to identify, acquire and develop leading clean energy and clean technology solutions and products. We will continue to utilize our relationships and expertise to expand in clean and renewable energy sector through new in-house development of disruptive heat to power technologies, acquisitions, cogeneration, and licensing agreements.

CETY maintains an online presence through our web portal and social media. Our application engineers assist in converting the opportunities into projects. We provide technical support to our Clean Cycle TM generator clients through providing maintenance and product support.

The sales of our products are related to the global prices for oil, gas, coal and solar energy. As prices increase our products produce a better return on investment for our customers. They are also dependent on regulatory drivers and financial incentives.

CETY has implemented a new Enterprise Resource planning software by Microsoft providing accurate and timely information to support a more robust and efficient supply chain. The operational leadership is continually working on lowering the cost of manufacturing and identifying lower cost regions to support higher margins of our products.